Income Taxes - Schedule of Income Tax Expenses (Benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expenses (Benefits) [Abstract]
Current income tax expense	$ 163,006	$ 3,056,398	$ 2,078,737
Deferred income tax benefit	(2,335,833)	(1,115,546)	(609,512)
Income tax expenses (benefits)	$ (2,172,827)	$ 1,940,852	$ 1,469,225